SHARE-BASED COMPENSATION - Schedule of Share-Based Employee Compensation Plan (Details) - Restricted share awards (RSAs) - $ / shares							12 Months Ended
	Jan. 02, 2028	Jan. 02, 2027	Jan. 02, 2026	Jan. 02, 2025	Jan. 02, 2024	Jan. 02, 2023	Dec. 31, 2025	Feb. 11, 2025	Dec. 31, 2024	Mar. 20, 2024	Feb. 08, 2024	Mar. 23, 2023	Feb. 08, 2023	Mar. 24, 2022	Feb. 09, 2022
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)							827,811		991,215
Number of restricted shares awards vesting each period (in shares)							475,013
Weighted average grant date fair value (in USD per share)							$ 17.09		$ 10.73
2022 Grant 1
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)															279,000
Weighted average grant date fair value (in USD per share)															$ 7.76
2022 Grant 1 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				93,000
2022 Grant 1 | Second vesting date (tranche 2)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)						93,000
2022 Grant 1 | Third vesting date (tranche 3)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)					93,000
2022 Grant 2
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)														149,377
Weighted average grant date fair value (in USD per share)														$ 7.23
2022 Grant 2 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				49,792
2022 Grant 2 | Second vesting date (tranche 2)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)						49,792
2022 Grant 2 | Third vesting date (tranche 3)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)					49,792
2023 Grant 1
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)													379,000
Weighted average grant date fair value (in USD per share)													$ 8.30
2023 Grant 1 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				126,333
2023 Grant 1 | Second vesting date (tranche 2)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)					126,333
2023 Grant 1 | Third vesting date (tranche 3) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			126,333
2023 Grant 2
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)												129,808
Weighted average grant date fair value (in USD per share)												$ 8.32
2023 Grant 2 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				43,269
2023 Grant 2 | Second vesting date (tranche 2)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)					43,269
2023 Grant 2 | Third vesting date (tranche 3) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			43,269
2024 Grant 1
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)											451,100
Weighted average grant date fair value (in USD per share)											$ 12.95
2024 Grant 1 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				150,367
2024 Grant 1 | Second vesting date (tranche 2) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			150,367
2024 Grant 1 | Third vesting date (tranche 3) | Forecast
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)		150,367
2024 Grant 2
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)										89,728
Weighted average grant date fair value (in USD per share)										$ 13.24
2024 Grant 2 | First vesting date (tranche 1) | Forecast
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)		29,909
2024 Grant 2 | Second vesting date (tranche 2)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				29,909
2024 Grant 2 | Third vesting date (tranche 3) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			29,909
2025 Grants
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)								330,672
Weighted average grant date fair value (in USD per share)								$ 25.59
2025 Grants | First vesting date (tranche 1) | Forecast
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)	110,224
2025 Grants | Second vesting date (tranche 2) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			110,224
2025 Grants | Third vesting date (tranche 3) | Forecast
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)		110,224